Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 102,033		$ 102,033		$ 113,488
Derivative liabilities	97,150		97,150		109,927
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	102,033		102,033		113,488
Derivative liabilities	97,150		97,150		$ 109,927
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	1	$ 1	10	$ 30
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	480	736	480	736
Derivative liabilities	$ 1,437	$ 1,473	$ 1,437	$ 1,473